Related Party Transactions - Non-interest Bearing Advances - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Advances to affiliates	$ 7,300	$ 9,739
Advances from affiliates	12,140	15,492
Affiliated Entity
Related Party Transaction [Line Items]
Advances to affiliates	7,300	9,700
Advances from affiliates	$ 12,100	$ 15,500